NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
NOTES PAYABLE
NOTES PAYABLE

12. NOTES PAYABLE

On May 17, 2021 and December 31, 2021, Jiangsu Xiaoniu obtained credit facility of up to RMB100,000,000 and RMB200,000,000 with tenor period of twelve months, for both bank borrowings and notes payable, from Bank of China and China Merchants Bank, respectively. As of December 2021, notes payable represents bank acceptance notes with non-interest bearing, issued to suppliers by the Group, which are due within twelve months.